UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2001, AS AMENDED BY AMENDMENT #1 THERETO, FILED JUNE 25, 2001, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2001
OR MAY 15, 2002.

Report for the Calendar Year or Quarter Ended:	MARCH 31, 2001

Check here if Amendment [  X ]; Amendment Number: __2__
	This Amendment (Check only one.): 	[   ] is a restatement.
		[  X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Associated Madison Companies, Inc.
Address:	399 Park Avenue
		New York, New York 10043

Form 13F File Number:	28-1876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph B. Wollard
Title:		Assistant Secretary
Phone:		(212) 559-1000

Signature, Place, and Date of Signing:



/s/ Joseph B. Wollard     	New York, New York 	 March 26, 2004

Report Type (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.